9. Business Acquisitions	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Business Combinations [Abstract]
9. Business Acquisitions

Business Acquisition – Tax Coach Software, Inc.

Effective October 1, 2015, the Company completed the acquisition of Tax Coach Software, LLC, an Ohio limited liability company (“Tax Coach Software”). The purchase was made by Financial Gravity Holdings, Inc. Under the terms of the acquisition, the Company acquired 100% of Tax Coach Software’s membership interests, for shares of common stock of the Company. The total number of shares of common stock issued to the owners of Tax Coach Software was 6,000,000 shares (as amended), at par value of $0.00001 per share, in exchange for 100% of the membership interests of Tax Coach Software. Goodwill, as a result of this acquisition, is not deductible for tax purposes.

Certificates representing the shares of common stock which served as the purchase price, were required to be deposited in escrow as of the effective date of the acquisition. As part of the purchase agreement documentation, the Sellers maintained the right to unwind the transaction under certain conditions as described. The Sellers also retained all rights as shareholders while shares were held in escrow, including the right to vote. Under the escrow agreement, if the average daily closing price of the shares for any continuous 10-day trading period equals or exceeds $1.00 during the thirty-six months following October 28, 2015, the Company had the right to cause the shares deposited in escrow to be distributed to the Sellers, terminating any right to unwind the transaction. If the shares did not trade as to provide a closing price during the thirty-six months following October 28, 2015 or if the average daily closing price of the shares for any continuous 10-day trading period failed to equal or exceed $1.00 during the thirty-six months following October 28, 2015, then no later than five days following the conclusion of the thirty-six month period, the Sellers would have the right to unwind the acquisition of Tax Coach Software by the Company and the Company would immediately transfer the ownership of Tax Coach Software back to the Sellers in exchange for the return of common stock issued during the acquisition. The closing price was defined as the last closing trade price for the shares on an electronic bulletin board as reported by Bloomberg or on the NASDAQ Capital Market or the highest bid price as reported on “pink sheets” by Pink Sheets LLC (formerly the National Quotation Bureau, Inc.). If listed for trading on the American or New York Stock Exchange during the thirty-six months following October 28, 2015 it will be deemed to meet the $1.00 benchmark.

On November 11, 2016, the parties to the escrow agreement agreed (in a Company Distribution Notice) that the average daily closing price of the shares had exceeded the $1.00 threshold and accordingly, the shares were released from escrow and the right to unwind the Tax Coach Software acquisition transaction terminated.

Three employment agreements were entered into as a condition to the acquisition. Each agreement has an effective date as of November 1, 2015 and is effective for a period of three years. Two employment agreements include a base salary of $42,000 per year, per employee. These same two agreements, include a bonus that is calculated, for each employee, as the sum of 40% of the gross profit of Tax Coach Software for all revenues that exceed $850,000 and are less than $950,000 and 20% of the gross profit of Tax Coach Software for all revenues earned in excess of $950,000. One employment agreement includes a base salary of $60,000 per year. This same agreement, includes a bonus that is calculated as the sum of 20% of the gross profit of Tax Coach Software for all revenues that exceed $850,000 and are less than $950,000 and 10% of the gross profit of Tax Coach Software for all revenues earned in excess of $950,000. Gross profit is determined in accordance with generally acceptable accounting principles, net of other amounts paid under employment and consulting agreements. The agreements also include certain termination and non-compete clauses. Compensation during the month of October 2015 to be paid to the three employees totals an aggregate amount of $49,150.

In addition to the referenced employment agreements, three consulting agreements were entered into as a condition to the acquisition. Two agreements require certain services at a fixed fee of $17,000 per month, per agreement, commencing on November 1, 2015 with a 90-day termination clause. One agreement requires certain services at a fixed fee of $3,500 per month, commencing on November 1, 2015 with a 90-day termination clause. $444,650 in professional fees were paid under these three agreements in the year ended September 30, 2016.

Tax Coach Software, located in Cincinnati, Ohio, provides three primary services including monthly subscription revenue from the “Tax Coach” software system, coaching revenue and email marketing services for customers.

The transaction resulted in a fair value of the acquisition of $1,094,702 as follows:

Common stock issued in stock exchange at a value of $0.25 per share (as amended)	$1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Total value of the goodwill generated on acquisition	1,904,620

Intangible assets acquired	(719,400)
Net tangible assets acquired	(90,518)
Total assets acquired	(809,918)

Total fair value of acquisition	$1,094,702

The intangible assets were as follows:

Customer relationships	$44,900
Proprietary content	525,100
Trade name	69,300
Prospect list	53,800
Non-compete agreements	26,300
Total intangible assets	$719,400

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$57,025
Accounts receivable	15,476
Accounts receivable - other	5,408
Internally developed software	152,000
Total tangible assets	229,909

Liabilities assumed:
Accrued expenses	69,485
Note payable	69,906
Total liabilities	139,391

Net acquired assets	$90,518

The primary asset acquired from Tax Coach Software is the proprietary content which includes a comprehensive platform of tax planning strategies including marketing and instructional guides. TCS will provide the Company with expertise in areas of service which expand beyond the Company’s current service areas. The Company believes they will also be able to leverage the use of the proprietary content in maximizing the benefits of consulting with customers. The acquisition of this entity increases the additional services the Company can provide to high net worth individuals and business in accordance with its strategic business plan.

Business Acquisition – Cloud9

Effective December 31, 2014, the Company completed the acquisition of Cloud9, a business consulting firm located in Allen, Texas. Under the terms of the acquisition, the Company acquired 100% of Cloud9’s stock in a stock exchange. Total stock exchanged during the year ended September 30, 2015, was approximately 1,314,477 shares, at par value of $0.001 per share, from the Company for all 40,000,000 shares of Cloud9. Goodwill, as a result of this acquisition, is not deductible for tax purposes.

The transaction resulted in recording liabilities and goodwill at a fair value of $592,369 as follows:

Common stock issued in stock exchange	$438,159
Net liabilities assumed	154,210
Total value of the goodwill generated on acquisition	$592,369

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$30,840
Accounts receivable	22,039
Prepaid expenses and deposits	7,000
Total tangible assets	59,879

Liabilities assumed:
Accounts payable	30,407
Accounts payable - intercompany eliminated upon consolidation	51,000
Accounts payable - related party	132,682
Total liabilities	214,089

Net acquired liabilities	$(154,210)

The primary asset acquired from Cloud9 is the expertise of Cloud9, which the Company believes it will be able to leverage in maximizing the benefits of consulting with customers. As of September 30, 2015, these factors contributed to a purchase price in excess of the fair value of Cloud9’s tangible assets acquired, and, as a result, the Company has recorded goodwill in the amount of $592,369 in connection with this transaction which is recorded in the accompanying consolidated balance sheets.

As noted in Note 1, the Company reviewed the enterprise value of the Cloud9 entity in fiscal 2016 and determined that the value of Goodwill that was acquired was no longer supported. As such, $592,369 was written off during the year ended September 30, 2016.

Business Acquisition – Business Legacy, Inc. and Pollock Advisory Group, Inc.

Effective January 1, 2015 Financial Gravity Operations, Inc. completed the acquisition of Business Legacy, Inc. and Pollock Advisory Group, Inc., related financial services firms located in Allen, Texas. Under the terms of the acquisition, the Company acquired 100% of stock of Business Legacy, Inc. and Pollock Advisory Group, Inc., wholly-owned entities of the majority stockholder of Financial Gravity Holdings, Inc. for no cost.

The transaction resulted in recording a gain within APIC (as the entities were under common control) of $26,316 as follows:

Net assets acquired	$26,316
Total gain on bargain purchase generated at acquisition of entities under common control	$26,316

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$22,350
Accounts receivable	73,321
Accounts receivable - related party	9,272
Prepaid expenses	11,528
Fixed assets	32,316
Total tangible assets	148,787

Liabilities assumed:
Accounts payable	15,505
Accrued expenses	22,383
Line of credit	55,000
Capital lease obligations	29,583
Total liabilities	122,471

Net acquired assets	$26,316

The primary asset acquired from Business Legacy, Inc. and Pollock Advisory Group is the expertise in the respective area of service. The Company believes they will be able to leverage this expertise in maximizing the benefits of consulting with customers. The acquisition of these two entities increases the additional services the Company can provide to high net worth individuals and business in accordance with the strategic business plan of the Company.

Business Acquisition – SASH Corporation d.b.a. Metro Data Processing

Effective August 12, 2015, the Company completed the acquisition of SASH Corporation, an Oklahoma corporation doing business as MDP. The purchase was made by a subsidiary of the Company, Cloud9 Accelerator, LLC. Under the terms of the acquisition, the Company agreed to purchase 100% of stock of MDP for $75,800. The terms also require two employees of MDP to continue working in their current role for a period of not less than 12 months and not less than 6 months for compensation of an amount that is not less than $30,000 and $24,000, respectively. Goodwill, as a result of this acquisition, is not deductible for tax purposes.

MDP, located in Tulsa, Oklahoma, provides payroll services, software, and support solutions to business owners. The transaction resulted in recording assets and goodwill at a fair value of $70,598 as follows:

Cash consideration	$75,800
Less: net assets acquired	(5,202)
Total value of the goodwill generated on acquisition	$70,598

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$4,121
Accounts receivable	2,903
Accounts receivable - other	5,800
Total tangible assets	12,824

Liabilities assumed:
Accounts payable	7,622
Total liabilities	7,622

Net acquired assets	$5,202

The primary asset acquired from MDP is the expertise in the respective area of service. The Company believes they will be able to leverage the expertise of MDP as a payroll service provider in Oklahoma which will also allow for an expansion of services to provide further access to high net worth individuals and businesses beyond the Dallas/Ft. Worth area in accordance with the strategic business plan of the Company.

As noted in Note 1, the Company reviewed the enterprise value of the MDP entity in fiscal 2016 and determined that the value of Goodwill that was acquired was no longer supported. As such, $70,598 was written off during the year ended September 30, 2016.

Business Acquisition – Tax Coach Software, Inc.

Effective October 1, 2015, the Company completed the acquisition of Tax Coach Software, LLC, an Ohio limited liability company (“Tax Coach Software”). The purchase was made by Financial Gravity Holdings, Inc. Under the terms of the acquisition, the Company acquired 100% of Tax Coach Software’s stock in a stock exchange. Total stock exchanged was 6,000,000 shares (as amended), at par value of $0.001 per share, from the Company for 100% of the shares of Tax Coach Software. Goodwill, as a result of this acquisition, is not deductible for tax purposes.

Certificates representing the shares were required to be deposited in escrow as of the effective date of the acquisition. As part of the purchase agreement documentation, the Sellers maintained the right to unwind the transaction under certain conditions as described. The Sellers also retained all rights as shareholders while shares were held in escrow, including the right to vote. Under the escrow agreement, if the average daily closing price of the shares for any continuous 10-day trading period equals or exceeds $1.00 during the thirty-six months following October 28, 2015, the Company had the right to cause the shares deposited in escrow to be distributed to the Sellers, terminating any right to unwind the transaction. If the shares did not trade as to provide a closing price during the thirty-six months following October 28, 2015 or if the average daily closing price of the shares for any continuous 10-day trading period failed to equal or exceed $1.00 during the thirty-six months following October 28, 2015, then no later than five days following the conclusion of the thirty-six month period, the Sellers would have the right to unwind the acquisition of Tax Coach Software by the Company and the Company would immediately transfer the ownership of Tax Coach Software back to the Sellers in exchange for the return of common stock issued during the acquisition. The closing price was defined as the last closing trade price for the shares on an electronic bulletin board as reported by Bloomberg or on the NASDAQ Capital Market or the highest bid price as reported on “pink sheets” by Pink Sheets LLC (formerly the National Quotation Bureau, Inc.). If listed for trading on the American or New York Stock Exchange during the thirty-six months following October 28, 2015 it will be deemed to meet the $1.00 benchmark.

On November 11, 2016, the parties to the escrow agreement agreed (in a Company Distribution Notice) that the average daily closing price of the shares had exceeded the $1.00 threshold and accordingly, the shares were released from escrow and the right to unwind the Tax Coach Software acquisition transaction terminated.

Three employment agreements were made as a condition to the acquisition. Each agreement has an effective date as of November 1, 2015 and is effective for a period of three years. Two employee agreements include a base salary of $42,000 per year, per employee. These same two agreements, include a bonus that is calculated, for each employee, as the sum of 40% of the gross profit of Tax Coach Software for all revenues that exceed $850,000 and are less than $950,000 and 20% of the gross profit of Tax Coach Software for all revenues earned in excess of $950,000. One employee agreement includes a base salary of $60,000 per year. This same agreement, includes a bonus that is calculated as the sum of 20% of the gross profit of Tax Coach Software for all revenues that exceed $850,000 and are less than $950,000 and 10% of the gross profit of Tax Coach Software for all revenues earned in excess of $950,000. Gross profit is determined in accordance with generally acceptable accounting principles, net of other amounts paid under employment and consulting agreements. The agreements also include other certain termination and non-compete clauses. Compensation during the month of October 2015 to be paid to the three employees totals an aggregate amount of $49,150. Three consulting agreements were made as a condition to the acquisition. Two agreements require certain services at a fixed fee of $17,000 per month, per agreement, commencing on November 1, 2015 with a 90-day termination clause. One agreement requires certain services at a fixed fee of $3,500 per month, commencing on November 1, 2015 with a 90-day termination clause. $444,650 in professional fees were paid under these 3 agreements in the year ended September 30, 2016.

Tax Coach Software, located in Cincinnati, Ohio, provides three primary services including monthly subscription revenue from the “Tax Coach” software system, coaching revenue and email marketing services for customers.

The transaction resulted in a fair value of the acquisition of $1,094,702 as follows:

Common stock issued in stock exchange at a value of $0.25 per share (as amended)	$1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Total value of the goodwill generated on acquisition	1,904,620

Intangible assets acquired	(719,400)
Net tangible assets acquired	(90,518)
Total assets acquired	(809,918)

Total fair value of acquisition	$1,094,702

The intangible assets were as follows:

Customer relationships	$44,900
Proprietary content	525,100
Trade name	69,300
Prospect list	53,800
Non-compete agreements	26,300
Total intangible assets	$719,400

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$57,025
Accounts receivable	15,476
Accounts receivable - other	5,408
Internally developed software	152,000
Total tangible assets	229,909

Liabilities assumed:
Accrued expenses	69,485
Line of credit	69,906
Total liabilities	139,391

Net acquired assets	$90,518

The primary asset acquired from Tax Coach Software is the proprietary content which includes a comprehensive platform of tax planning strategies including marketing and instructional guides. TCS will provide the Company with expertise in areas of service which expand beyond the Company’s current service areas. The Company believes they will also be able to leverage the use of the proprietary content in maximizing the benefits of consulting with customers. The acquisition of this entity increases the additional services the Company can provide to high net worth individuals and business in accordance with its strategic business plan.

Supplemental Unaudited Pro Forma Information

As noted above, all acquisitions were completed prior to or as of October 1, 2015. Accordingly, fiscal year 2016 includes the full impact of all the acquisitions. The fiscal year 2015 acquisitions were effective at various parts of the year, and had each of the acquisitions been effective on October 1, 2015, the revenue and net income/(loss) would be as follows:

	As Reported	Cloud9	BLI	PAG	MDP	TCS	Pro Forma
	FY 2015	10/1/14 - 12/30/14	10/1/14 - 12/30/14	10/1/14 - 12/31/14	10/1/14 - 8/11/15	10/1/14 - 9/30/15	FY 2015
Total Revenue	$1,309,801	$61,800	$340,403	$222,925	$102,550	$860,805	$2,898,284

Net (Loss) / Income	$(943,884)	$(9,024)	$(52,446)	$62,548	$12,468	$395,007	$(535,331)

TCS net income includes expenses for the amortization of the definite lived intangibles of $82,123. Operating expenses recognized in fiscal year 2015 were approximately $4,000 for MDP and $660 for Cloud9. The BLI and PAG acquisitions each had immaterial amounts of operating expenses associated with them. Operating expenses recognized in fiscal year 2016 were approximately $44,000 for TCS.